UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

						  FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009 Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Tanaka Capital Management, Inc.
Address:	369 Lexington Avenue
		20th Floor
		New York, NY  10017
13F File Number:	28-2082

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all Information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Graham Y. Tanaka
Title:		President
Phone:		212-490-3380
Signature, Place, and Date of Signing:

Graham Y. Tanaka  New York, New York  November 11, 2009

Report Type (check only one.):

[x]		13F HOLDINGS REPORT.
[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry:		29

FORM 13F Information Table Value Total:	$20,847,000


List of Other Included Managers:

No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     1798    42080 SH       SOLE                    42080
ASML Holding N V ADR           COM              N07059111      491    16613 SH       SOLE                    16613
Adobe                          COM              00724F101      699    21159 SH       SOLE                    21159
Amdocs                         COM              G02602103      517    19216 SH       SOLE                    19216
Apple Computing                COM              037833100     1033     5575 SH       SOLE                     5575
Applied Materials              COM              038222105      325    24315 SH       SOLE                    24315
Bio Reference Lab              COM              09057G602      671    19496 SH       SOLE                    19496
Biovail Corporation            COM              09067J109      673    43605 SH       SOLE                    43605
Blue Earth Refineries          COM              G11999102      121   112366 SH       SOLE                   112366
CR Bard                        COM              067383109      409     5198 SH       SOLE                     5198
Catalyst Pharmaceuticals       COM              14888U101       32    38000 SH       SOLE                    38000
China Medical Technology ADS   COM              169483104      507    31239 SH       SOLE                    31239
Fuelnation, Inc.               COM              359528205        0   496780 SH       SOLE                   496780
General Electric               COM              369604103      830    50530 SH       SOLE                    50530
IBM                            COM              459200101      515     4307 SH       SOLE                     4307
Intel Corp.                    COM              458140100      803    41008 SH       SOLE                    41008
KV Pharmaceutical Cl A         COM              482740206      480   156462 SH       SOLE                   156462
L3 Communications Hldg         COM              502424104      800     9963 SH       SOLE                     9963
Mass Financial Corp. Class A   COM              P64605101     2567   270208 SH       SOLE                   270208
Mattson Technology             COM              577223100     1047   371221 SH       SOLE                   371221
Mymetics Corp                  COM              62856A102       28   208769 SH       SOLE                   208769
NII Holdings                   COM              62913F201     1645    54724 SH       SOLE                    54724
O2 Micro                       COM              67107W100      736   140160 SH       SOLE                   140160
QUALCOMM                       COM              747525103      573    12746 SH       SOLE                    12746
STEC                           COM              784774101      654    22265 SH       SOLE                    22265
Scientific Games               COM              80874P109      623    39375 SH       SOLE                    39375
Semitool Inc.                  COM              816909105      999   118172 SH       SOLE                   118172
Sigma Design                   COM              826565103      706    48600 SH       SOLE                    48600
Staples Inc.                   COM              855030102      564    24293 SH       SOLE                    24293